Enterprise-wide geographic reporting (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Summary of Enterprise-wide geographic reporting

In accordance with the enterprise-wide disclosure requirements of the accounting standard, the Company’s net revenue from external customers by geographic areas is as follows:

	Year ended December 31,
	2015	2014	2013

China	$1,184	$41,321	$177,836
International	737	1,909	23,138
Total	$1,921	$43,230	$200,974